Fair Value Measurement - Schedule of Financial Instrument (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Unlisted Equity Instruments and Debt Instruments [Member]
Fair Value Measurement [Line Items]
Beginning balance	$ 3,000	$ 3,540
Net fair value changes recognized in net income		0
Allowance for credit losses recognized in net income	(1,004)
Derecognition of derivative liabilities on conversion
Ending balance	1,996	3,540
Derivative Assets [Member]
Fair Value Measurement [Line Items]
Beginning balance
Net fair value changes recognized in net income	19,517
Allowance for credit losses recognized in net income
Derecognition of derivative liabilities on conversion
Ending balance	19,517
Derivative Liabilities [Member]
Fair Value Measurement [Line Items]
Beginning balance		295,736
Net fair value changes recognized in net income	6,529	(165,352)
Allowance for credit losses recognized in net income
Derecognition of derivative liabilities on conversion		(122,091)
Ending balance	$ 6,529	$ 8,293